Equity and Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity and Net Loss Per Share [Abstract]
Equity and net loss per share

15. Equity and net loss per share

Authorized Capitalization

The total amount of the Company’s authorized capital stock consists of (a) 650,000,000 shares of Common Stock, par value $0.0001 per share consisting of (i) 500,000,000 shares of Class A Common Stock, and (ii) 150,000,000 shares of Class B Common Stock, and (b) 30,000,000 shares of preferred stock, par value $0.0001 per share.

Common Stock

The rights of the holders of Class A Common Stock and Class B Common Stock have various terms, as follows:

Each holder of common stock is entitled to one vote for each share of common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. Shares of Class B Common Stock carry the same voting rights as shares of Class A Common Stock but have no economic terms. Class B Common Stock is exchangeable, along with common units of Falcon’s Opco, into Class A Common Stock.

Preferred Stock

There are no outstanding shares of preferred stock as of September 30, 2024, or December 31, 2023.

The weighted average shares of common stock outstanding for the three and nine months ended September 30, 2024, used to determine the Company’s Net income per share reflects the following:

(amounts in thousands, except number of shares and amount per share)	For three months ended September 30, 2024	For nine months ended September 30, 2024
Numerator:
Net income	39,301	161,353
Net income attributable to noncontrolling interests	33,432	137,081
Net income available to Class A common stockholders	5,869	24,272
Adjustment for dilutive RSUs	—	1
Adjustment for dilutive earnout units at Falcon’s Beyond Global, LLC	(1,110)	(6,162)
Dilutive net income attributable to Class A common stockholders	4,759	18,111

Denominator:
Weighted average Class A common stock outstanding – basic	10,066,629	9,700,372
Adjustment for dilutive RSUs	991	330
Adjustment for dilutive Class A earnout shares	185,462	206,051

Weighted average Class A common stock outstanding – diluted	10,253,082	9,906,753
Net income per Class A common share – basic:	0.58	2.50
Net income per Class A common share – diluted:	0.46	1.83

The Company applies the treasury stock method to the Warrants and restricted stock units (“RSUs”), the contingently issuable shares method to the Earnout shares, and the if-converted method for the Exchangeable noncontrolling interests, if dilutive. The following securities were not included in the computation because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	For the three months ended September 30, 2024	For the nine months ended September 30, 2024
Class A earnout shares	1,000,000	1,000,000
Class B earnout shares	39,000,000	39,000,000
Warrants to purchase common stock	5,198,420	5,198,420
RSUs	915,568	915,568

On September 30, 2024, the Company’s board of directors declared a stock dividend of 0.2 shares of Class A common stock per share of Class A common stock outstanding, payable on December 17, 2024, to stockholders of record as of December 10, 2024 (the “Stock Dividend”). Additionally, as a result of the Stock Dividend, holders of the Company’s Class B common stock will receive a stock dividend of 0.2 shares of Class B common stock per share of Class B common stock outstanding, and the Falcon’s Beyond Global, LLC common units that are issued and outstanding will be adjusted to reflect the same economic equivalent of the Stock Dividend. Outstanding warrants, restricted stock units and other equity awards will be similarly adjusted in accordance with their terms. Pro forma earnings per share amounts are disclosed below to show the effect of the Stock Dividend.

Pro Forma Earnings Per Share post Stock Dividend basis

Net income per share – Pro forma post Stock Dividend	For the three months ended		For the nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Net income per share, basic	0.49	n/a	2.09	n/a
Net income per share, diluted	0.39	n/a	1.52	n/a
Weighted average shares outstanding, basic	12,079,955	n/a	11,640,446	n/a
Weighted average shares outstanding, diluted	12,303,698	n/a	11,888,104	n/a

18.    Equity and net loss per share

Authorized Capitalization

The total amount of the Company’s authorized capital stock consists of (a) 650,000,000 shares of Common Stock, par value $0.0001 per share consisting of (i) 500,000,000 shares of Class A Common Stock, (ii) 150,000,000 shares of Class B Common Stock, and (b) 30,000,000 shares of preferred stock, par value $0.0001 per share, of which 12,000,000 shares are classified and designated as 8% Series A cumulative convertible preferred stock.

Common Stock

The rights of the holders of Class A Common Stock and Class B Common Stock have various terms, as follows:

Each holder of Company Common Stock is entitled to one vote for each share of Company Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote. Shares of Pubco Class B Common Stock carry the same voting rights as shares of Pubco Class A Common Stock but have no economic terms. Class B Common Stock is exchangeable, along with common units of Falcon’s Beyond Global, LLC, into Class A Common Stock.

Series A Cumulative Convertible Preferred Stock

In connection with the Business Combination, the Company issued 656,415 shares of Series A Preferred Stock. Holders of Series A Preferred Stock may at any time elect to convert their shares of Series A Preferred Stock into shares of Class A Common Stock. The number of shares of Class A Common Stock to be issued upon conversion is equal to the quotient of $10.00 divided by $11.00, subject to adjustment (the “Conversion Rate”). If at any time volume weighted average closing price of the Class A Common Stock exceeds $14.30 for at least 20 trading days during a period of 30 consecutive trading days the shares of Series A Preferred Stock will be automatically converted, without any action on the part of the holders thereof, into shares of Class A Common Stock at the then applicable Conversion Rate.

Dividends on shares of Series A Preferred Stock are cumulative and accrue at the rate of 8.0% per annum from the Closing Date until such time as the shares are converted into Class A Common Stock.

On November 6, 2023, all 656,415 shares of the Company’s Series A Preferred Stock automatically converted into 596,671 shares of Class A Common Stock. In order to maintain the “Up-C” structure, the Company forfeited the preferred units of Falcon’s Beyond Global, LLC that it previously held and was issued a number of shares of common units of Falcon’s Beyond Global, LLC equal to the number of shares of Class A Common Stock issued upon conversion of the Series A Preferred Stock. Following the automatic conversion of the Series A Preferred Stock, there are no outstanding shares of Preferred Stock as of December 31, 2023.

In connection with the automatic conversion of the Series A Preferred Stock, each outstanding warrant is now exercisable for 1.034999 shares of Class A Common Stock. See Note 19 — Stock warrants.

The weighted average shares outstanding for the year ended December 31, 2023 used to determine the Company’s Net loss per share reflects the following:

For the period from October 6, 2023 to December 31, 2023
Numerator:
Net income/(loss)	(396,744)
Net income/(loss) attributable to noncontrolling interests	(349,139)
Net income/(loss) available to Class A common stock	(47,605)

Denominator:
Weighted average Class A common stock outstanding – basic and diluted	7,095,204

Net income/(loss) per Class A common share – basic and diluted:	(6.71)

The Company applies the treasury stock method to the Warrants and RSUs, the contingently issuable shares method to the Earnout shares, and the if-converted method for the exchangeable noncontrolling interests, if dilutive. The following securities were not included in the computation because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

For the period from October 6, 2023 to December 31, 2023
Earnout shares	1,937,500
Warrants to purchase common stock	5,205,769
RSUs	939,330